Tangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Tangible Assets [Abstract]
Table of Property and Equipment Breakdown

	December 31, 2023	December 31, 2022
Real estate	222,508,262	220,508,196
Furniture and facilities	38,340,588	39,763,849
Right of use – Real Estate	24,340,475	18,235,014
Machinery and equipment	7,886,204	9,712,120
Works in progress	4,079,775	10,183,431
Automobiles	1,062,464	872,053

TOTAL	298,217,768	299,274,663

Table of Property and Equipment

				Impairmennt		Depreciation
	Cost as of December 31, 2022	Additions	Disposals (1)	loss	Reversals	Accumulated as of December 31, 2022	Disposals (1)	For the period	Accumulated as of December 31, 2023	Carrying amount as of December 31, 2023
Real estate	250,457,251	7,237,139	4,047,487	797,137	1,115,683	29,949,055	3,921,995	5,430,127	31,457,187	222,508,262
Furniture and facilities	79,875,253	6,823,323	3,845,808	—	—	40,111,404	3,839,926	8,240,702	44,512,180	38,340,588
Rights of use – Real estate	43,134,100	9,549,439	3,572,015	—	—	24,899,086	2,530,022	2,401,985	24,771,049	24,340,475
Machinery and equipment	21,564,142	4,856,805	10,355,720	—	—	11,852,022	10,355,720	6,682,721	8,179,023	7,886,204
Work in progress	10,183,431	4,339,376	10,443,032	—	—	—	—	—	—	4,079,775
Automobiles	2,128,239	538,173	155,402	—	—	1,256,186	127,053	319,413	1,448,546	1,062,464

Total	407,342,416	33,344,255	32,419,464	797,137	1,115,683	108,067,753	20,774,716	23,074,948	110,367,985	298,217,768

					Impairment	Depreciation
	Cost as of December 31, 2021	Transfer to investment properties	Additions	Disposals (1)	loss	Accumulated as of December 31, 2021	Transfer to investment properties	Disposals (1)	For the period	Accumulated as of December 31, 2022	Carrying amount as of December 31, 2022
Real estate	251,274,349	(11,218,254)	13,274,105	681,396	2,191,553	25,787,639	(852,230)	681,400	5,695,046	29,949,055	220,508,196
Furniture and facilities	76,868,344	—	5,285,188	2,278,279	—	34,387,046	—	2,278,279	8,002,637	40,111,404	39,763,849
Rights of use – Real estate	40,221,233	—	5,481,451	2,568,584	—	19,361,921	—	749,122	6,286,287	24,899,086	18,235,014
Machinery and equipment	31,632,714	—	5,800,014	15,868,586	—	18,953,524	—	15,868,594	8,767,092	11,852,022	9,712,120
Work in progress	6,805,011	—	3,378,420	—	—	—	—	—	—	—	10,183,431
Automobiles	1,651,357	—	513,018	36,136	—	1,075,490	—	49,424	230,120	1,256,186	872,053

Total	408,453,008	(11,218,254)	33,732,196	21,432,981	2,191,553	99,565,620	(852,230)	19,626,819	28,981,182	108,067,753	299,274,663

(1)	Includes write-off of fully depreciated items and finalized constructions.

Table of the Impairment Loss for Assets
The impairment for assets recorded under the item “Property and equipment” is disclosed below:

	Impairment
Properties	December 31, 2023	December 31, 2022
Real Estate - Balvanera	(715,099)	—
Real Estate - Libertador	(581,844)	(1,091,829)
Real Estate - Local 1 Puerto Madero	(299,904)	(412,880)
Real Estate - Local 5 Puerto Madero	(220,169)	(257,704)
Real Estate - Cerro Las Rosas	(72,545)	(155,386)
Real Estate - Mar del Plata	(70,756)	(30,231)
Real Estate - Lavallol	(45,851)	(66,958)
Real Estate – La Plata	(41,511)	—
Real Estate – Monte Grande	(39,227)	(298,230)
Real Estate - Bahía Blanca	(14,750)	(32,511)
Real Estate - Caleta Olivia, Santa Cruz	—	(74,473)

TOTAL	(2,101,656)	(2,420,202)

Table of Investment Property
Below are the changes in investment properties:

		Impairment	Depreciation
	Cost as of December 31, 2022	L oss	Accumulated as of December 31, 2022	For the period	Accumulated as of December 31, 2023	Carrying amount as of December 31, 2023
Real estate	64,773,716	238,314	3,309,546	1,072,992	4,382,538	60,152,864

Total	64,773,716	238,314	3,309,546	1,072,992	4,382,538	60,152,864

				Depreciation
	Cost as of December 31, 2021	Transfer from property and equipment	Additions	Accumulated as of December 31, 2021	Transfer from property and equipment	For the period	Accumulated as of December 31, 2022	Carrying amount as of December 31, 2022
Real estate	18,498,773	11,218,254	35,056,689	1,514,331	852,230	942,985	3,309,546	61,464,170

Total	18,498,773	11,218,254	35,056,689	1,514,331	852,230	942,985	3,309,546	61,464,170

Table of impairment loss on investment properties	The impairment for assets recorded under the item “Investment properties” is disclosed below:

	Impairment
	December 31, 2023	December 31, 2022
Real Estate - Viamonte	(238,314)	—

Total	(238,314)	—